UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

Floating Rate Fund	August 31, 2018

T. ROWE PRICE FLOATING RATE FUND

Unaudited

Portfolio of Investments‡ (Amounts in 000s)	Par/Shares	$ Value
CORPORATE BONDS 5.5%		
Aerospace & Defense 0.2%		
StandardAero Aviation Holdings, 10.00%, 7/15/23 (1)	4,515	4,865
		4,865
Automotive 0.4%		
Daimler Finance North America, FRN, 3M USD LIBOR + 0.63%, 2.967%, 1/6/20 (1)	1,700	1,707
Lincoln Finance, 7.375%, 4/15/21 (1)	3,450	3,558
Tesla, 5.30%, 8/15/25 (1)	4,055	3,512
		8,777
Banking 0.2%		
Bank of America, FRN, 3M USD LIBOR + 1.16%, 3.508%, 1/20/23	850	864
Citigroup, FRN, 3M USD LIBOR + 1.07%, 3.391%, 12/8/21	800	813
Citigroup, FRN, 3M USD LIBOR + 1.38%, 3.714%, 3/30/21	1,550	1,585
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.77%, 4.081%, 2/25/21	1,500	1,546
JPMorgan Chase, FRN, 3M USD LIBOR + 1.00%, 3.339%, 1/15/23	800	808
		5,616
Beverages 0.1%		
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR + 0.74%, 3.077%, 1/12/24	3,000	3,021
		3,021
Broadcasting 0.2%		
iHeartCommunications, 9.00%, 12/15/19 (2)(3)	3,490	2,582
iHeartCommunications, 9.00%, 9/15/22 (2)(3)	635	467

Univision Communications, 5.125%, 2/15/25 (1)	925	851
		3,900
Cable Operators 0.6%		
Altice Financing, 7.50%, 5/15/26 (1)	725	691
Charter Communications Operating, FRN, 3M USD LIBOR + 1.65%, 3.986%, 2/1/24	5,100	5,214
CSC Holdings, 6.625%, 10/15/25 (1)	1,280	1,334
CSC Holdings, 10.875%, 10/15/25 (1)	5,159	6,023
UnityMedia, 6.125%, 1/15/25 (1)	2,000	2,078
Virgin Media Finance, 6.375%, 4/15/23 (1)	255	262
Virgin Media Secured Finance, 5.25%, 1/15/26 (1)	300	290
		15,892
Chemicals 0.2%		
Consolidated Energy Finance, FRN, 3M USD LIBOR + 3.75%, 6.091%, 6/15/22 (1)	3,470	3,470
PQ, 6.75%, 11/15/22 (1)	2,215	2,315
		5,785
Container 0.2%		
Reynolds Group Issuer, 5.75%, 10/15/20	170	170
Reynolds Group Issuer, FRN, 3M USD LIBOR + 3.50%, 5.839%, 7/15/21 (1)	5,250	5,302
		5,472
Energy 0.2%		
Kosmos Energy, 7.875%, 8/1/21 (1)	1,200	1,220
Kosmos Energy, 7.875%, 8/1/21 (1)	1,105	1,123
MEG Energy, 6.50%, 1/15/25 (1)	1,575	1,567
		3,910

Financial 0.2%		
DAE Funding, 4.00%, 8/1/20 (1)	2,545	2,532
General Motors Financial, FRN, 3M USD LIBOR + 1.55%, 3.889%, 1/14/22	850	870
General Motors Financial, FRN, 3M USD LIBOR + 2.06%, 4.399%, 1/15/19	725	730
Morgan Stanley, FRN, 3M USD LIBOR + 0.85%, 3.192%, 1/24/19	1,000	1,002
		5,134
Food Processing 0.2%		
General Mills, FRN, 3M USD LIBOR + 1.01%, 3.346%, 10/17/23	6,100	6,170
		6,170
Food/Tobacco 0.1%		
Kraft Heinz Foods, FRN, 3M USD LIBOR + 0.82%, 3.161%, 8/10/22	1,280	1,281
		1,281
Gaming 0.3%		
Scientific Games International, 10.00%, 12/1/22	4,580	4,855
VICI Properties 1, 8.00%, 10/15/23	3,330	3,684
		8,539
Health Care 0.8%		
Allergan Funding, FRN, 3M USD LIBOR + 1.255%, 3.581%, 3/12/20	725	733
Avantor, 6.00%, 10/1/24 (1)	3,720	3,776
Avantor, 9.00%, 10/1/25 (1)	2,430	2,506
Bausch Health, 6.50%, 3/15/22 (1)	1,665	1,721
Bausch Health, 7.00%, 3/15/24 (1)	5,760	6,077
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%, 3.351%, 6/6/22	2,465	2,477

Polaris Intermediate, 8.50%, 12/1/22 (1)(4)	3,460	3,573
		20,863
Information Technology 0.3%		
Solera, 10.50%, 3/1/24 (1)	7,490	8,220
		8,220
Metals & Mining 0.1%		
Big River Steel, 7.25%, 9/1/25 (1)	1,155	1,203
Grinding Media, 7.375%, 12/15/23 (1)	700	734
		1,937
Publishing 0.1%		
Harland Clarke Holdings, 8.375%, 8/15/22 (1)	2,295	2,146
		2,146
Retail 0.2%		
CVS Health, FRN, 3M USD LIBOR + 0.72%, 3.047%, 3/9/21	2,495	2,513
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 3.036%, 4/17/20	1,450	1,453
		3,966
Satellites 0.3%		
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	6,414	7,432
		7,432
Services 0.5%		
ADT, 6.25%, 10/15/21	2,350	2,485
Prime Security Services Borrower, 9.25%, 5/15/23 (1)	6,647	7,120
Promontoria Holding 264, 6.25%, 8/15/23 (EUR)(1)	2,400	2,766
		12,371

Telephones 0.1%		
AT&T, FRN, 3M USD LIBOR + 0.93%, 3.264%, 6/30/20	345	349
Verizon Communications, FRN, 3M USD LIBOR + 1.00%, 3.335%, 3/16/22	900	916
		1,265
Total Corporate Bonds (Cost $136,598)		**136,562**
BANK LOANS 92.1% (5)		
Aerospace & Defense 0.8%		
StandardAero Aviation Holdings, FRN, 3M USD LIBOR + 3.75%, 5.83%, 7/7/22	18,810	18,845
		18,845
Automotive 2.1%		
American Axle & Manufacturing, FRN, 3M USD LIBOR + 2.25%, 4.373%, 4/6/24	2,618	2,616
Autokiniton US Holdings, FRN, 3M USD LIBOR + 4.00%, 6.066%, 5/22/25	2,865	2,890
CH Hold, FRN, 3M USD LIBOR + 3.00%, 5.076%, 2/1/24	5,872	5,890
CH Hold, FRN, 3M USD LIBOR + 7.25%, 9.326%, 2/1/25 (6)	8,380	8,464
Federal-Mogul, FRN, 3M USD LIBOR + 3.75%, 5.815%, 4/15/21	727	729
Innovative XCessories & Services, FRN, 3M USD LIBOR + 4.75%, 6.82%, 11/29/22	3,098	3,086
KAR Auction Services, FRN, 3M USD LIBOR + 2.50%, 4.625%, 3/9/23	4,612	4,625
Navistar, FRN, 3M USD LIBOR + 3.50%, 5.58%, 11/6/24	5,308	5,320
TI Group Automotive Systems, FRN, 3M USD LIBOR + 2.75%, 4.576%, 6/30/22	1,735	1,733
Truck Hero, FRN, 3M USD LIBOR + 3.75%, 5.816%, 4/21/24	12,047	12,056
Truck Hero, FRN, 3M USD LIBOR + 8.25%, 10.316%, 4/21/25	4,260	4,281
		51,690

Broadcasting 2.2%		
iHeart Communications, FRN, 3M USD LIBOR + 6.75%, 8.827%, 1/30/19 (2)	12,421	9,244
iHeart Communications, FRN, 3M USD LIBOR + 7.50%, 9.594%, 7/30/19 (3)	6,595	4,903
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%, 4.315%, 3/24/25	8,469	8,458
NEP, FRN, 3M USD LIBOR + 3.25%, 5.326%, 7/21/22	8,203	8,183
NEP, FRN, 3M USD LIBOR + 7.00%, 9.067%, 1/31/23	3,361	3,369
Nexstar Broadcasting, FRN, 3M USD LIBOR + 2.50%, 4.582%, 1/17/24	3,449	3,460
Townsquare Media, FRN, 3M USD LIBOR + 3.00%, 5.076%, 4/1/22	6,759	6,759
Univision Communications, FRN, 3M USD LIBOR + 2.75%, 4.826%, 3/15/24	9,526	9,136
		53,512
Building Products 1.3%		
Beacon Roofing Supply, FRN, 3M USD LIBOR + 2.25%, 4.321%, 1/2/25	5,039	5,010
CHI Doors Holdings, FRN, 3M USD LIBOR + 3.25%, 5.326%, 7/31/22	12,091	12,095
GYP Holdings III, FRN, 3M USD LIBOR + 2.75%, 4.826%, 6/1/25	2,364	2,342
Quikrete Holdings, FRN, 3M USD LIBOR + 2.75%, 4.826%, 11/15/23	4,695	4,689
SIWF Holdings, FRN, 3M USD LIBOR + 4.25%, 6.314%, 6/15/25	4,650	4,656
SRS Distribution, FRN, 3M USD LIBOR + 3.25%, 5.441%, 5/24/25	4,660	4,550
		33,342
Cable Operators 3.9%		
Altice Financing, FRN, 3M USD LIBOR + 2.75%, 4.814%, 7/15/25	8,519	8,242
Altice France, FRN, 3M USD LIBOR + 2.75%, 4.825%, 7/31/25	5,481	5,188
Altice France, FRN, 3M USD LIBOR + 4.00%, 6.067%, 1/31/26	3,950	3,839

Altice US Finance I, FRN, 3M USD LIBOR + 2.25%, 4.326%, 7/28/25	11,093	11,070
Charter Communications Operating, FRN, 3M USD LIBOR + 2.00%, 4.08%, 4/30/25	9,308	9,308
CSC Holdings, FRN, 3M USD LIBOR + 2.25%, 4.314%, 7/17/25	14,266	14,202
CSC Holdings, FRN, 3M USD LIBOR + 2.50%, 4.564%, 1/25/26	3,651	3,652
Midcontinent Communications, FRN, 3M USD LIBOR + 2.00%, 4.064%, 12/31/23	742	747
Radiate Holdco, FRN, 3M USD LIBOR + 3.00%, 5.076%, 2/1/24	11,324	11,253
Telenet Financing, FRN, 3M USD LIBOR + 2.25%, 4.313%, 8/15/26	4,195	4,142
UnityMedia Finance, FRN, 3M USD LIBOR + 2.00%, 4.063%, 6/1/23	5,025	5,017
UnityMedia Finance, FRN, 3M USD LIBOR + 2.25%, 4.313%, 9/30/25	3,335	3,327
Virgin Media Bristol, FRN, 3M USD LIBOR + 2.50%, 4.563%, 1/15/26	10,415	10,408
WideOpenWest Finance, FRN, 3M USD LIBOR + 3.25%, 5.31%, 8/19/23	6,226	6,058
		96,453
Chemicals 4.0%		
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR + 4.00%, 5.569%, 11/18/23	1,105	1,112
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR + 3.50%, 5.576%, 11/18/23	6,372	6,412
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR + 8.00%, 10.076%, 11/18/24	3,745	3,731
Consolidated Energy Finance, FRN, 3M USD LIBOR + 2.50%, 4.571%, 5/7/25 (6)	6,985	6,976
Cyanco Intermediate, FRN, 3M USD LIBOR + 3.50%, 5.576%, 3/16/25	2,035	2,047
Diamond, FRN, 3M USD LIBOR + 3.00%, 5.076%, 9/6/24	9,744	9,520
Encapsys, FRN, 3M USD LIBOR + 3.25%, 5.326%, 10/27/24	8,407	8,423
Encapsys, FRN, 3M USD LIBOR + 7.50%, 9.576%, 10/27/25	7,850	7,870
Gemini HDPE, FRN, 3M USD LIBOR + 2.50%, 4.85%, 8/7/24	1,888	1,889

Container 2.4%		
Albea Beauty Holdings, FRN, 3M USD LIBOR + 3.00%, 5.195%, 4/12/24	4,708	4,655
Berry Global, FRN, 3M USD LIBOR + 2.00%, 4.186%, 10/1/22	841	841
Berry Global, FRN, 3M USD LIBOR + 2.00%, 4.186%, 1/19/24	1,748	1,747
BWAY, FRN, 3M USD LIBOR + 3.25%, 5.581%, 4/3/24	18,858	18,777
Charter NEX US, FRN, 3M USD LIBOR + 3.25%, 5.076%, 5/17/24	4,900	4,889
Consolidated Container, FRN, 3M USD LIBOR + 3.00%, 4.826%, 5/22/24	640	641
Kloeckner Pentaplast, FRN, 3M USD LIBOR + 4.25%, 6.326%, 6/30/22	10,440	10,100
KPEX Holdings, FRN, 3M USD LIBOR + 3.25%, 5.326%, 1/31/25	3,717	3,700
Proampac, FRN, 3M USD LIBOR + 3.50%, 5.735%, 11/18/23	4,296	4,275
Reynolds Group Holdings, FRN, 3M USD LIBOR + 3.00%, 4.826%, 2/5/23	7,071	7,091
Spectrum Holdings III, FRN, 3M USD LIBOR + 7.00%, 9.076%, 1/31/26 (6)	2,480	2,474
		59,190
Energy 3.0%		
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 6.326%, 6/30/24	16,400	15,868
Brazos Delaware II, FRN, 3M USD LIBOR + 4.00%, 6.077%, 5/29/25	5,405	5,353
Bronco Midstream Funding, FRN, 3M USD LIBOR + 3.50%, 5.569%, 8/13/23	752	756
California Resources, FRN, 3M USD LIBOR + 4.75%, 6.816%, 12/31/22	4,825	4,891
California Resources, FRN, 3M USD LIBOR + 10.375%, 12.44%, 12/31/21	5,545	6,131
Chesapeake Energy, FRN, 3M USD LIBOR + 7.50%, 9.576%, 8/23/21	7,340	7,653
EMG Utica, FRN, 3M USD LIBOR + 3.75%, 6.25%, 3/27/20	1,315	1,321
Energy Transfer Equity, FRN, 3M USD LIBOR + 2.00%, 4.065%, 2/2/24	3,547	3,546

Felix Energy, FRN, 3M USD LIBOR + 6.50%, 8.87%, 8/9/22 Acquisition Date: 8/9/17, Cost $1,891(6)(7)	1,910	1,891
Lucid Energy Group II, FRN, 3M USD LIBOR + 3.00%, 5.077%, 2/18/25	14,763	14,523
MEG Energy, FRN, 3M USD LIBOR + 3.50%, 5.58%, 12/31/23	3,481	3,483
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR + 4.50%, 6.577%, 12/14/24	4,913	4,833
Vine Oil & Gas, FRN, 3M USD LIBOR + 6.875%, 8.951%, 11/26/21 (6)	4,400	4,400
		74,649
Entertainment & Leisure 2.3%		
Creative Artists Agency, FRN, 3M USD LIBOR + 3.00%, 5.064%, 2/15/24	931	932
Formula One Management, FRN, 3M USD LIBOR + 2.50%, 4.576%, 2/1/24	21,888	21,713
Hoya Midco, FRN, 3M USD LIBOR + 3.50%, 5.576%, 6/30/24	4,117	4,083
Kingpin Intermediate Holdings, FRN, 3M USD LIBOR + 3.50%, 5.58%, 7/3/24	3,419	3,438
UFC Holdings, FRN, 3M USD LIBOR + 3.25%, 5.33%, 8/18/23	11,224	11,264
UFC Holdings, FRN, 3M USD LIBOR + 7.50%, 9.576%, 8/18/24	8,810	8,898
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR + 2.75%, 4.83%, 5/29/25	1,201	1,195
WMG Acquisition, FRN, 3M USD LIBOR + 2.125%, 4.201%, 11/1/23	4,426	4,406
		55,929
Financial 7.1%		
1011778 BC ULC, FRN, 3M USD LIBOR + 2.25%, 4.327%, 2/17/24	6,260	6,256
Acrisure, FRN, 3M USD LIBOR + 4.25%, 6.592%, 11/22/23	18,039	18,079
Alliant Holdings Intermediate, FRN, 3M USD LIBOR + 3.00%, 5.067%, 5/10/25	22,102	22,093
AmWINS Group, FRN, 3M USD LIBOR + 2.75%, 4.827%, 1/25/24	3,757	3,762
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 6.593%, 8/15/25	6,535	6,551

AssuredPartners, FRN, 3M USD LIBOR + 3.25%, 5.326%, 10/22/24	11,835	11,823
Clipper Acquisitions, FRN, 3M USD LIBOR + 1.75%, 3.83%, 12/27/24	4,313	4,311
Dakota Holdings, FRN, 3M USD LIBOR + 3.25%, 5.584%, 2/13/25	11,259	11,275
Edelman Financial Center, FRN, 3M USD LIBOR + 3.25%, 5.592%, 7/19/25	7,195	7,229
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%, 9.092%, 7/20/26 (6)	6,140	6,278
EIG Management, FRN, 3M USD LIBOR + 3.75%, 6.06%, 2/24/25	1,845	1,856
Focus Financial Partners, FRN, 3M USD LIBOR + 2.50%, 4.576%, 7/3/24	1,671	1,673
Freedom Mortgage, FRN, 3M USD LIBOR + 4.75%, 6.815%, 2/23/22	1,102	1,109
Genworth Holdings, FRN, 3M USD LIBOR + 4.50%, 6.567%, 3/7/23	3,621	3,700
HarbourVest Partners, FRN, 3M USD LIBOR + 2.25%, 4.313%, 3/1/25	3,959	3,953
HUB International, FRN, 3M USD LIBOR + 3.00%, 5.335%, 4/25/25	16,535	16,513
iStar, FRN, 3M USD LIBOR + 3.00%, 3.75%, 10/1/21	3,600	3,595
NFP, FRN, 3M USD LIBOR + 3.50%, 5.076%, 1/8/24	3,743	3,739
Russell Investments US Institutional, FRN, 3M USD LIBOR + 3.25%, 5.326%, 6/1/23	4,871	4,871
Sedgwick Claims Management Services, FRN, 3M USD LIBOR + 2.75%, 4.826%, 2/28/21	12,123	12,093
Sedgwick Claims Management Services, FRN, 3M USD LIBOR + 5.75%, 7.88%, 2/28/22	9,688	9,713
USI, FRN, 3M USD LIBOR + 3.00%, 5.334%, 5/16/24	9,994	9,964
VFH Parent, FRN, 3M USD LIBOR + 3.25%, 5.586%, 12/30/21	1,309	1,319
Virtus Investment Partners, FRN, 3M USD LIBOR + 2.50%, 4.581%, 6/1/24	4,063	4,073
		175,828

Food/Tobacco 2.6%		
Atkins Nutritionals Holdings, FRN, 3M USD LIBOR + 4.00%, 5.843%, 7/7/24	8,455	8,529
B&G Foods, FRN, 3M USD LIBOR + 2.00%, 4.076%, 11/2/22	2,176	2,181
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.576%, 10/7/23	5,014	4,755
Hostess Brands, FRN, 3M USD LIBOR + 2.25%, 4.326%, 8/3/22	4,569	4,551
Nomad Foods, FRN, 3M USD LIBOR + 2.25%, 4.313%, 5/15/24	5,092	5,063
Post Holdings, FRN, 3M USD LIBOR + 2.00%, 4.07%, 5/24/24	12,089	12,075
Shearer's Foods, FRN, 3M USD LIBOR + 3.50%, 6.326%, 6/30/21	561	554
Shearer's Foods, FRN, 3M USD LIBOR + 6.75%, 8.826%, 6/30/22 (6)	2,980	2,801
Sigma US, FRN, 3M USD LIBOR + 3.00%, 5.081%, 7/2/25	10,680	10,647
Sunshine Investments, FRN, 3M USD LIBOR + 3.25%, 5.564%, 1/22/25 (6)	12,365	12,303
		63,459
Forest Products 0.2%		
Caraustar Industries, FRN, 3M USD LIBOR + 5.50%, 7.834%, 3/14/22	4,637	4,666
		4,666
Gaming 2.6%		
Boyd Gaming, FRN, 3M USD LIBOR + 2.50%, 4.207%, 9/15/23	3,449	3,465
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%, 4.826%, 12/22/24	17,248	17,297
CCM Merger, FRN, 3M USD LIBOR + 2.75%, 4.826%, 8/9/21	1,010	1,014
CityCenter Holdings, FRN, 3M USD LIBOR + 2.25%, 4.326%, 4/18/24	7,541	7,538
Eldorado Resorts, FRN, 3M USD LIBOR + 2.25%, 4.408%, 4/17/24	5,422	5,439
Scientific Games International, FRN, 3M USD LIBOR + 2.75%, 4.826%, 8/14/24	6,463	6,444
Stars Group Holdings, FRN, 3M USD LIBOR + 3.50%, 5.831%, 7/10/25	5,345	5,385

Station Casinos, FRN, 3M USD LIBOR + 2.50%, 4.58%, 6/8/23	6,892	6,904
VICI Properties 1, FRN, 3M USD LIBOR + 2.25%, 4.067%, 12/22/24	10,389	10,381
		63,867
Health Care 11.8%		
Albany Molecular Research, FRN, 3M USD LIBOR + 3.25%, 5.326%, 8/31/24	4,317	4,311
Albany Molecular Research, FRN, 3M USD LIBOR + 7.00%, 9.076%, 7/28/25	6,070	6,066
Amneal Pharmaceuticals, FRN, 3M USD LIBOR + 3.50%, 5.625%, 5/4/25	5,974	6,011
ATI Holdings Acquisition, FRN, 3M USD LIBOR + 4.50%, 5.567%, 5/10/23	5,905	5,894
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 6.072%, 7/24/25	6,735	6,780
Avantor, FRN, 3M USD LIBOR + 4.00%, 6.076%, 11/22/24	5,688	5,751
Aveanna Healthcare, FRN, 3M USD LIBOR + 4.25%, 6.326%, 3/16/24	4,244	4,096
Bausch Health, FRN, 3M USD LIBOR + 3.00%, 5.081%, 6/1/25	15,016	15,063
Catalent Pharma Solutions, FRN, 3M USD LIBOR + 2.25%, 4.326%, 5/20/24	5,423	5,438
Change Healthcare Holdings, FRN, 3M USD LIBOR + 2.75%, 4.826%, 3/1/24	17,994	17,999
CHG Healthcare Services, FRN, 3M USD LIBOR + 3.00%, 5.247%, 6/7/23	3,135	3,141
Concentra, FRN, 3M USD LIBOR + 2.75%, 4.84%, 6/1/22	7,300	7,327
Elsan, FRN, 3M EURIBOR + 3.75%, 3.75%, 10/30/22 (EUR)	275	321
Endo International, FRN, 3M USD LIBOR + 4.25%, 6.375%, 4/27/24	3,513	3,531
Envision Healthcare, FRN, 3M USD LIBOR + 3.00%, 5.08%, 12/1/23	6,118	6,111
Exactech, FRN, 3M USD LIBOR + 3.75%, 5.826%, 2/14/25	1,800	1,803
ExamWorks Group, FRN, 3M USD LIBOR + 3.25%, 5.326%, 7/27/23	4,590	4,615

Explorer Holdings, FRN, 3M USD LIBOR + 3.75%, 6.084%, 5/3/23	3,653	3,671
Genoa a QoL Healthcare, FRN, 3M USD LIBOR + 3.25%, 5.326%, 10/28/23	4,745	4,755
Gentiva Health Services, FRN, 3M USD LIBOR + 3.75%, 6.125%, 7/2/25 (6)	4,715	4,744
HCA, FRN, 3M USD LIBOR + 2.00%, 4.076%, 3/13/25	7,237	7,273
IQUIA, FRN, 3M USD LIBOR + 2.00%, 4.334%, 3/7/24	357	358
Jaguar Holding II, FRN, 3M USD LIBOR + 2.50%, 4.576%, 8/18/22	13,744	13,730
Kinetic Concepts, FRN, 3M USD LIBOR + 3.25%, 5.584%, 2/3/24	6,126	6,144
MedPlast Holdings, FRN, 3M USD LIBOR + 3.75%, 6.087%, 7/2/25	3,535	3,562
Midwest Physician Administrative Services, FRN, 3M USD LIBOR + 2.75%, 4.815%, 8/15/24	4,927	4,850
Midwest Physician Administrative Services, FRN, 3M USD LIBOR + 7.00%, 9.077%, 8/11/25	4,950	4,950
MPH Acquisition Holdings, FRN, 3M USD LIBOR + 3.00%, 5.084%, 6/7/23	23,816	23,793
National Mentor Holdings, FRN, 3M USD LIBOR + 3.00%, 5.334%, 1/31/21	3,007	3,015
NVA Holdings, FRN, 3M USD LIBOR + 2.75%, 4.826%, 2/2/25	12,121	12,068
Onex Schumacher Finance, FRN, 3M USD LIBOR + 4.00%, 6.076%, 7/31/22 (6)	1,787	1,796
Ortho-clinical Diagnostics, FRN, 3M USD LIBOR + 3.25%, 5.316%, 6/1/25	2,075	2,074
PAREXEL International, FRN, 3M USD LIBOR + 3.00%, 4.826%, 9/27/24	6,082	6,078
PharMerica, FRN, 3M USD LIBOR + 3.50%, 5.567%, 12/6/24	9,441	9,495
PharMerica, FRN, 3M USD LIBOR + 7.75%, 9.817%, 12/7/25	6,365	6,341
Press Ganey Holdings, FRN, 3M USD LIBOR + 2.75%, 4.826%, 10/23/23	24,651	24,690
Press Ganey Holdings, FRN, 3M USD LIBOR + 6.50%, 8.576%, 10/23/25 (6)	2,947	2,977
Sebia, FRN, 3M USD LIBOR + 3.50%, 5.834%, 10/24/24	1,030	1,018

Surgery Center Holdings, FRN, 3M USD LIBOR + 3.25%, 5.57%, 8/31/24	4,923	4,914
US Anesthesia Partners, FRN, 3M USD LIBOR + 3.00%, 5.076%, 6/23/24	4,955	4,963
US Renal Care, FRN, 3M USD LIBOR + 4.25%, 6.584%, 12/31/22	3,726	3,623
US Renal Care, FRN, 3M USD LIBOR + 8.00%, 10.334%, 12/31/23 (6)	1,025	994
Wink Holdco, FRN, 3M USD LIBOR + 3.00%, 5.076%, 12/1/24	9,729	9,699
Wink Holdco, FRN, 3M USD LIBOR + 6.75%, 8.83%, 12/1/25	9,730	9,665
WW Medical & Healthcare Holdings, FRN, 3M USD LIBOR + 3.75%, 5.826%, 11/2/24	3,496	3,508
WW Medical & Healthcare Holdings, FRN, 3M USD LIBOR + 8.00%, 10.076%, 10/27/25	2,455	2,467
		291,473
Information Technology 10.7%		
Altran Technologies, FRN, 3M EURIBOR + 3.25%, 2.75%, 3/21/25 (EUR)	1,009	1,166
Altran Technologies, FRN, 3M USD LIBOR + 2.75%, 4.575%, 3/21/25	4,848	4,831
Ancestry.com, FRN, 3M USD LIBOR + 3.25%, 5.33%, 10/19/23	24,676	24,682
Applied Systems, FRN, 3M USD LIBOR + 3.25%, 5.334%, 9/19/24	7,489	7,514
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 9.334%, 9/19/25	4,890	5,012
AutoData, FRN, 3M USD LIBOR + 3.25%, 5.357%, 12/14/24 (6)	4,873	4,885
AutoData, FRN, 3M USD LIBOR + 7.25%, 9.357%, 12/14/25	2,435	2,453
Banff Merger Sub, FRN, 3M USD LIBOR + 4.25%, 6.563%, 6/28/25	6,230	6,232
Canyon Valor, FRN, 3M EURIBOR + 4.25%, 4.25%, 6/16/23 (EUR)	725	842
Canyon Valor, FRN, 3M USD LIBOR + 3.25%, 5.584%, 6/16/23	9,280	9,305
CommScope, FRN, 3M USD LIBOR + 2.50%, 4.076%, 12/29/22	389	390
Cypress Intermediate Holdings III, FRN, 3M USD LIBOR + 3.00%, 5.08%, 3/31/24	13,618	13,596

Cypress Intermediate Holdings III, FRN, 3M USD LIBOR + 6.75%, 8.826%, 3/31/25	12,340	12,408
Dell International, FRN, 3M USD LIBOR + 2.00%, 4.08%, 9/7/23	3,103	3,102
Dynatrace, FRN, 3M USD LIBOR + 3.25%, 5.561%, 8/23/25	2,735	2,743
EIG Investors, FRN, 3M USD LIBOR + 3.75%, 6.06%, 2/9/23	6,725	6,750
Go Daddy Operating, FRN, 3M USD LIBOR + 2.25%, 4.326%, 2/15/24	12,526	12,558
Hyland Software, FRN, 3M USD LIBOR + 3.25%, 5.326%, 7/1/22	8,719	8,765
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 9.076%, 7/10/25	3,345	3,381
Marketo, FRN, 3M USD LIBOR + 3.25%, 5.593%, 2/7/25	4,930	4,905
Match Group, FRN, 3M USD LIBOR + 2.50%, 4.577%, 11/16/22	3,656	3,674
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 5.827%, 9/15/24	9,757	9,794
MH Sub I, FRN, 3M USD LIBOR + 7.50%, 9.577%, 8/16/25	4,880	4,929
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 4.08%, 5/29/25	9,645	9,627
Project Alpha Intermediate Holding, FRN, 3M USD LIBOR + 3.50%, 5.99%, 4/26/24	2,494	2,493
RP Crown Parent, FRN, 3M USD LIBOR + 2.75%, 4.826%, 10/12/23	3,600	3,606
Seattle SpinCo, FRN, 3M USD LIBOR + 2.75%, 4.576%, 6/21/24	6,025	6,010
SolarWinds Holdings, FRN, 3M USD LIBOR + 3.00%, 5.076%, 2/5/24	6,059	6,077
Solera, FRN, 3M USD LIBOR + 3.25%, 4.826%, 3/3/23	16,189	16,169
SS&C Technologies, FRN, 3M USD LIBOR + 2.50%, 4.326%, 4/16/25	25,512	25,525
SS&C Technologies, FRN, 3M USD LIBOR + 2.50%, 4.588%, 4/16/25	4,120	4,121
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 5.567%, 7/13/23	19,379	19,446
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 6.08%, 4/4/25	9,770	9,831
Veritas, FRN, 3M USD LIBOR + 4.50%, 6.64%, 1/27/23	7,429	7,028
		263,850

Metals & Mining 1.8%

Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.826%, 2/27/23	11,000	11,148
Big River Steel, FRN, 3M USD LIBOR + 5.00%, 7.334%, 8/23/23	4,767	4,838
Global Brass & Copper, FRN, 3M USD LIBOR + 2.50%, 4.625%, 5/29/25 (6)	1,498	1,502
Gopher Resource, FRN, 3M USD LIBOR + 3.25%, 5.326%, 3/6/25	1,342	1,348
Oxbow Carbon, FRN, 3M USD LIBOR + 3.75%, 5.826%, 1/4/23	1,014	1,020
Oxbow Carbon, FRN, 3M USD LIBOR + 7.50%, 9.576%, 1/4/24 (6)	670	680
Phoenix Services, FRN, 3M USD LIBOR + 3.75%, 5.83%, 3/1/25	10,783	10,819
Zekelman Industries, FRN, 3M USD LIBOR + 2.25%, 4.582%, 6/14/21	12,394	12,386
		43,741

Other Telecommunications 3.4%

CenturyLink, FRN, 3M USD LIBOR + 2.75%, 4.826%, 1/31/25	7,582	7,491
Cologix, FRN, 3M USD LIBOR + 3.00%, 5.065%, 3/21/24	14,981	14,953
Cologix, FRN, 3M USD LIBOR + 7.00%, 9.075%, 3/21/25	6,875	6,882
Cyxtera DC Holdings, FRN, 3M USD LIBOR + 3.00%, 5.09%, 5/1/24	4,910	4,934
Cyxtera DC Holdings, FRN, 3M USD LIBOR + 7.25%, 9.34%, 5/1/25	3,720	3,717
GTT Communications, FRN, 3M USD LIBOR + 2.75%, 4.83%, 5/31/25	9,310	9,122
Level 3 Parent, FRN, 3M USD LIBOR + 2.25%, 4.317%, 2/22/24	15,820	15,835
Peak 10 Holding, FRN, 3M USD LIBOR + 3.50%, 5.834%, 8/1/24	3,658	3,583
Peak 10 Holding, FRN, 3M USD LIBOR + 7.25%, 8.25%, 8/1/25	3,655	3,582
TierPoint, FRN, 3M USD LIBOR + 3.75%, 5.826%, 5/5/24	2,535	2,503
TierPoint, FRN, 3M USD LIBOR + 7.25%, 9.326%, 5/5/25	410	404
Zayo Group, FRN, 3M USD LIBOR + 2.25%, 4.326%, 1/19/24	9,638	9,669
		82,675

Publishing 0.7%		
Harland Clarke Holdings, FRN, 3M USD LIBOR + 4.75%, 7.084%, 11/3/23	5,011	4,711
Meredith, FRN, 3M USD LIBOR + 3.00%, 5.076%, 1/31/25	1,728	1,732
Trader, FRN, 3M USD LIBOR + 3.25%, 4.25%, 9/28/23	9,748	9,754
		16,197
Real Estate Investment Trust Securities 0.4%		
Capital Automotive, FRN, 3M USD LIBOR + 6.00%, 8.076%, 3/24/25 (6)	5,167	5,270
GGP Nimbus, FRN, 3M USD LIBOR + 2.50%, 4.817%, 8/24/25	5,630	5,591
		10,861
Restaurants 1.3%		
California Pizza Kitchen, FRN, 3M USD LIBOR + 6.00%, 8.08%, 8/23/22	1,769	1,715
Fogo De Chao, FRN, 3M USD LIBOR + 4.50%, 6.576%, 3/22/25	2,305	2,311
Golden Nugget, FRN, 3M USD LIBOR + 2.75%, 4.822%, 10/4/23	7,608	7,627
IRB Holding, FRN, 3M USD LIBOR + 3.25%, 5.321%, 2/5/25	2,359	2,369
K-MAC Holdings, FRN, 3M USD LIBOR + 3.25%, 5.327%, 3/16/25	4,838	4,844
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 8.827%, 3/16/26	2,400	2,413
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 3.827%, 4/3/25	3,203	3,198
NPC International, FRN, 3M USD LIBOR + 3.50%, 5.576%, 4/20/24	2,201	2,214
Red Lobster Management, FRN, 3M USD LIBOR + 5.25%, 7.326%, 7/28/21 (6)	1,765	1,752
Tacala Investment, FRN, 3M USD LIBOR + 3.25%, 5.326%, 2/1/25	2,853	2,859
Tacala Investment, FRN, 3M USD LIBOR + 7.00%, 9.076%, 2/1/26	1,650	1,670
		32,972

Retail 1.5%		
Academy, FRN, 3M USD LIBOR + 4.00%, 6.082%, 7/2/22	6,060	4,977
Bass Pro Group, FRN, 3M USD LIBOR + 5.00%, 7.076%, 9/25/24	6,151	6,213
BJ's Wholesale Club, FRN, 3M USD LIBOR + 3.00%, 5.067%, 2/3/24	6,903	6,912
Blue Nile, FRN, 3M USD LIBOR + 6.50%, 8.576%, 2/17/23 (6)	2,918	2,918
Harbor Freight Tools USA, FRN, 3M USD LIBOR + 2.50%, 4.576%, 8/16/23	4,574	4,567
Jo-Ann Stores, FRN, 3M USD LIBOR + 5.00%, 7.509%, 10/16/23	6,697	6,703
Jo-Ann Stores, FRN, 3M USD LIBOR + 9.25%, 11.319%, 5/21/24 (6)	4,790	4,730
		37,020
Satellites 1.9%		
Intelsat Jackson Holdings, 6.625%, 1/2/24	15,522	16,244
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 3.75%, 5.815%, 11/27/23	12,912	12,968
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 4.50%, 6.565%, 1/2/24	2,215	2,321
Maxar Technologies, FRN, 3M USD LIBOR + 2.75%, 4.83%, 10/5/24	5,013	4,894
Telesat, FRN, 3M USD LIBOR + 2.50%, 4.84%, 11/17/23	9,487	9,493
		45,920
Services 9.9%		
Advantage Sales & Marketing, FRN, 3M USD LIBOR + 3.25%, 5.326%, 7/25/21	2,260	2,106
AlixPartners, FRN, 3M USD LIBOR + 2.75%, 4.826%, 4/4/24	5,110	5,124
Allied Universal Holdco, FRN, 3M USD LIBOR + 3.75%, 5.826%, 7/28/22	7,515	7,402
Ascend Learning, FRN, 3M USD LIBOR + 3.25%, 5.076%, 7/12/24	11,359	11,331
Brand Industrial Services, FRN, 3M USD LIBOR + 4.25%, 6.596%, 6/21/24	7,746	7,781

Brightview Landscapes, FRN, 3M USD LIBOR + 2.50%, 4.812%, 8/15/25	4,320	4,322
First Data, FRN, 3M USD LIBOR + 2.25%, 4.066%, 7/10/22	9,511	9,504
First Data, FRN, 3M USD LIBOR + 2.25%, 4.066%, 4/26/24	21,937	21,899
Global Business Travel Holdings, FRN, 3M USD LIBOR + 2.50%, 4.838%, 7/20/25	2,785	2,795
Information Resources, FRN, 3M USD LIBOR + 4.25%, 6.567%, 1/18/24	6,886	6,918
Information Resources, FRN, 3M USD LIBOR + 8.25%, 10.567%, 1/18/25	1,750	1,761
Institutional Shareholder Services, FRN, 3M USD LIBOR + 3.75%, 6.087%, 10/16/24	3,478	3,483
JD Power & Assoc., FRN, 3M USD LIBOR + 4.25%, 6.326%, 9/7/23	6,138	6,173
Kronos, FRN, 3M USD LIBOR + 3.00%, 5.343%, 11/1/23	27,111	27,165
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.593%, 11/1/24	27,064	27,628
Laureate Education, FRN, 3M USD LIBOR + 3.50%, 5.576%, 4/26/24	10,906	10,918
Prime Securities Services, FRN, 3M USD LIBOR + 2.75%, 4.826%, 5/2/22	12,061	12,086
Renaissance Learning, FRN, 3M USD LIBOR + 3.25%, 5.584%, 5/30/25	8,300	8,269
Renaissance Learning, FRN, 3M USD LIBOR + 7.00%, 9.334%, 5/29/26	4,990	4,969
Sabre GLBL, FRN, 3M USD LIBOR + 2.00%, 4.076%, 2/22/24	2,941	2,943
SCS Holdings, FRN, 3M USD LIBOR + 4.25%, 6.326%, 10/30/22	2,642	2,650
SCS Holdings, FRN, 3M USD LIBOR + 9.50%, 11.576%, 10/30/23	450	450
Trans Union, FRN, 3M USD LIBOR + 2.00%, 4.076%, 6/19/25	8,705	8,732
Travelport, FRN, 3M USD LIBOR + 2.50%, 4.814%, 3/16/25	6,105	6,098
USIC Holdings, FRN, 3M USD LIBOR + 3.25%, 5.326%, 12/9/23	3,314	3,329
Vantiv, FRN, 3M USD LIBOR + 1.75%, 3.813%, 8/20/24	4,933	4,931
Verifone Systems, FRN, 3M USD LIBOR + 4.00%, 6.322%, 8/20/25	6,335	6,343

WASH Multifamily Laundry Systems, FRN, 3M USD LIBOR + 3.25%, 5.326%, 5/14/22 (6)	3,666	3,671
Weight Watchers International, FRN, 3M USD LIBOR + 4.75%, 7.048%, 11/29/24	9,527	9,628
West, FRN, 3M USD LIBOR + 4.00%, 6.076%, 10/10/24	3,718	3,701
Wrangler Buyer, FRN, 3M USD LIBOR + 2.75%, 4.826%, 9/28/24	10,879	10,928
		245,038
Supermarkets 0.4%		
Albertson's, FRN, 3M USD LIBOR + 3.00%, 5.337%, 12/21/22	9,801	9,771
		9,771
Utilities 3.4%		
Brookfield WEC Holdings, FRN, 3M USD LIBOR + 3.75%, 5.826%, 8/1/25	7,440	7,479
Brookfield WEC Holdings, FRN, 3M USD LIBOR + 6.75%, 8.826%, 8/1/26	3,275	3,320
Calpine, FRN, 3M USD LIBOR + 2.50%, 4.84%, 1/15/23	5,108	5,115
Calpine, FRN, 3M USD LIBOR + 2.50%, 4.84%, 1/15/24	3,682	3,685
Eastern Power, FRN, 3M USD LIBOR + 3.75%, 5.826%, 10/2/23	10,059	10,044
EFS Cogen Holdings I, FRN, 3M USD LIBOR + 3.25%, 5.59%, 6/28/23	5,971	5,954
Exgen Renewables IV, FRN, 3M USD LIBOR + 3.00%, 5.32%, 11/28/24 (6)	8,375	8,396
Granite Acquisition, FRN, 3M USD LIBOR + 3.50%, 5.837%, 12/17/21	6,170	6,208
Granite Acquisition, FRN, 3M USD LIBOR + 7.25%, 9.584%, 12/19/22	872	876
Helix Gen Funding, FRN, 3M USD LIBOR + 3.75%, 5.826%, 6/3/24	660	634
Pike, FRN, 3M USD LIBOR + 3.50%, 5.58%, 3/23/25	4,851	4,882
TerraForm Power Operating, FRN, 3M USD LIBOR + 2.00%, 4.076%, 11/8/22	6,076	6,076
Vistra Operations, FRN, 3M USD LIBOR + 2.00%, 4.064%, 12/1/25	7,110	7,092

Vistra Operations, FRN, 3M USD LIBOR + 2.00%, 4.076%, 8/4/23	11,355	11,332
Vistra Operations, FRN, 3M USD LIBOR + 2.25%, 4.326%, 12/14/23	3,647	3,646
		84,739
Wireless Communications 4.6%		
Asurion, FRN, 3M USD LIBOR + 2.75%, 5.076%, 8/4/22	23,042	23,152
Asurion, FRN, 3M USD LIBOR + 2.75%, 5.076%, 11/3/23	6,266	6,284
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.076%, 11/3/24	6,930	6,947
Asurion, FRN, 3M USD LIBOR + 6.00%, 8.576%, 8/4/25	66,595	68,482
Sprint Communications, FRN, 3M USD LIBOR + 2.50%, 4.625%, 2/2/24	8,628	8,628
		113,493
Total Bank Loans (Cost $2,279,063)		**2,271,360**
ASSET-BACKED SECURITIES 0.1%		
Wireless Communications 0.1%		
InSite Issuer Series 2016-1A, Class C 6.414%, 11/15/46 (1)	555	552
VB-S1 Issuer Series 2016-1A, Class F 6.901%, 6/15/46 (1)	375	389
		941
Total Asset-Backed Securities (Cost $930)		**941**
CONVERTIBLE BONDS 0.0%		
Automotive 0.0%		
Tesla Energy Operations, 1.625%, 11/1/19	616	563
Total Automotive		563
Total Convertible Bonds (Cost $562)		**563**

CONVERTIBLE PREFERRED STOCKS 0.1%		
Energy 0.1%		
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17, Cost: $3,136 (7)(8)	3	3,047
		3,047
Total Convertible Preferred Stocks (Cost $3,136)		**3,047**
SHORT-TERM INVESTMENTS 5.5%		
Money Market Funds 5.5%		
T. Rowe Price Government Reserve Fund, 1.99%, (9)(10)	135,980	135,980
Total Money Market Funds		135,980
Total Short-Term Investments (Cost $135,980)		**135,980**
Total Investments in Securities 103.3% of Net Assets (Cost $2,556,269)		**$ 2,548,453**

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $90,915 and represents 3.7% of net assets.

(2) Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

(3) Non-income producing

(4) Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(6) Level 3 in fair value hierarchy. See Note 2.

(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,938 and represents 0.2% of net assets.

(AMOUNTS IN 000S, EXCEPT FOR MARKET PRICE)

SWAPS 0.0%

Description	Notional Amount	Value	Upfront Payments/ (Receipts)**	Unrealized Gain/(Loss)
BILATERAL SWAPS 0.0%				
Credit Default Swaps, Protection Bought 0.0%				
Goldman Sachs, Protection Bought (Relevant Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00% Quarterly, Receive upon credit default, 6/20/23	1,055	30	54	(24)
Total Credit Default Swaps, Protection Bought			**54**	**(24)**
Credit Default Swaps, Protection Sold 0.0%				
JP Morgan Chase Bank, Protection Sold (Relevant Credit: Tesla, 5.30%, 8/15/25, $86.63*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/20	2,695	(153)	(174)	21
Total Credit Default Swaps, Protection Sold			**(174)**	**21**
Total Bilateral Swaps			**(120)**	**(3)**

*Market Price at August 31, 2018

**Includes interest purchased or sold but not yet collected of $1

Description	Notional Amount	Value	Initial Value	Unrealized Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%				
Credit Default Swaps, Protection Sold 0.0%				
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S21, 5 Year Index), Receive 5.00% Quarterly, Pay upon credit default, 12/20/18	6,766	153	138	15
Total Centrally Cleared Swaps			**138**	**15**
Net payments (receipts) of variation margin to date				12
Variation margin receivable (payable) on centrally cleared swaps				3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended August 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2018, totaled $(12,000) for the period ended August 31, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of August 31, 2018 no collateral was pledged by either the fund or by counterparties for bilateral derivatives. As of August 31, 2018, cash of $237,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

While typically not sold similar to equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements and to increase exposure to a particular foreign currency or to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Swaps
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt
At August 31, 2018, approximately 96% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Investments in noninvestment-grade holdings may be considered speculative.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

NOTE 5 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) During the last fiscal quarter, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the books and records for T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2060 Fund, T. Rowe Price Target 2005 Fund, T. Rowe Price Target 2010 Fund, T. Rowe Price Target 2015 Fund, T. Rowe Price Target 2020 Fund, T. Rowe Price Target 2025 Fund, T. Rowe Price Target 2030 Fund, T. Rowe Price Target 2035 Fund, T. Rowe Price Target 2040 Fund, T. Rowe Price Target 2045 Fund, T. Rowe Price Target 2050 Fund, T. Rowe Price Target 2055 Fund, T. Rowe Price Target 2060 Fund, from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date October 25, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date October 25, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date October 25, 2018